Common Stock and Stock Plans Textuals (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 29, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized	9,000,000,000	9,000,000,000
Common Stock and Stock Plans (Textual) [Abstract]
Total number of shares of common stock available for grant under plans	92,000,000
RSR [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Unrecognized compensation cost related to nonvested awards	$ 0
Restricted Share Rights [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Granted, weighted-average grant-date fair value	$ 58.47	$ 57.54	$ 48.31
Unrecognized compensation cost related to nonvested awards	$ 1,100
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	28,023,158
Expected weighted-average period to recognize compensation costs related to awards	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 824	$ 865	$ 1,100
Broad-based RSRs [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	11,900,000.0
LTICP performance shares [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Unrecognized compensation cost related to nonvested awards	$ 0
Performance Shares [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Granted, weighted-average grant-date fair value	$ 58.62	$ 57.14	$ 44.73
Unrecognized compensation cost related to nonvested awards	$ 26
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	2,570,300
Expected weighted-average period to recognize compensation costs related to awards	1 year 6 months
Fair value of awards vested	$ 107	$ 117	$ 220
Performance period	3 years
Future vesting amount, minimum (percent)	0.00%
Future vesting amount option one, maximum (percent)	125.00%
Future vesting amount option two, maximum (percent)	150.00%
Stock Options [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Total intrinsic value of options exercised	$ 375	623	546
Cash received from exercise of options	$ 227	$ 602	$ 893
TARP CPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized	110,261,688
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 34.01
Unexercised warrants				110,646
Common Stock and Stock Plans (Textual) [Abstract]
Warrants exercised to purchase common stock	23,217,208	9,774,052
Long-Term Incentive Compensation Plans [Member] | Stock Options [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award expiration period	10 years
Long-Term Incentive Compensation Plans [Member] | Minimum [Member] | Restricted Share Rights [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award vesting period	3 years
Long-Term Incentive Compensation Plans [Member] | Maximum [Member] | Restricted Share Rights [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award vesting period	5 years
Options granted prior to 2011 [Member] | Long-Term Incentive Compensation Plans [Member] | Director Awards [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award expiration period	10 years
Award vesting period	12 months